SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jan. 14, 2021	May 11, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares selling			10,152,284	0	0
Exchange Agreement [Member] | Maximum [Member]
Ownership percentage	99.00%
Common Stock Class A [Member]
Number of shares selling			118,177,885	117,000,000
Common Stock Class A [Member] | Exchange Agreement [Member]
Working capital of loan		$ 600,000
Ownership percentage	100.00%
Ordinary shares	10,152,284
Number of shares selling	117,000,000